Taxation (Tables)	12 Months Ended
Dec. 31, 2020
Taxation
Schedule of components of income/(loss) before tax

	For the year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Income/(loss) before tax
Income/(loss) from China operations	(578,300)	14,177,105	15,803,496
Income/(loss) from non-China operations	(1,795,378)	(484,573)	35,015,395

Total income/(loss) before tax	(2,373,678)	13,692,532	50,818,891

Income tax benefits/(expenses) applicable to China operations
Current income tax expenses	(437,326)	(1,269,323)	(2,200,572)
Deferred tax benefits/(expenses)	10,454	(533,117)	718,927

Subtotal income tax expenses applicable to China operations	(426,872)	(1,802,440)	(1,481,645)

Total income tax expenses	(426,872)	(1,802,440)	(1,481,645)

Schedule of reconciliation of the differences between statutory income tax rate and the effective income tax rate

	For the year ended December 31,
	2018	2019	2020
Statutory income tax rate	25.0%	25.0%	25.0%
Tax effect of preferential tax rates and tax holiday	8.3%	(8.1)%	(2.3)%
Tax effect of tax-exempt entities	(1.9)%	3.7%	(16.8)%
Effect on tax rates in different tax jurisdiction	2.2%	(3.9)%	(0.5)%
Tax effect of non-deductible expenses	(42.4)%	5.7%	0.5%
Tax effect of non-taxable income	3.8%	(1.0)%	0.0%
Tax effect of Super Deduction and others	53.9%	(13.2)%	(4.2)%
Changes in valuation allowance	(66.9)%	5.0%	1.2%

Effective tax rates	(18.0)%	13.2%	2.9%

Summary of income tax holiday

	For the year ended December 31,
	2018	2019	2020
Tax holiday effect (RMB’000)	198,118	1,115,598	1,153,349
Effect of tax holiday on basic net income per share (RMB)	0.07	0.38	0.38
Effect of tax holiday on diluted net income per share (RMB)	0.07	0.38	0.37

Schedule of deferred tax assets and deferred tax liabilities

	As of December 31,
	2019	2020
	RMB’000	RMB’000
Deferred tax assets
- Net operating loss carry forwards and others	2,775,074	3,144,116
- Deferred revenues	137,128	208,335
- Inventory valuation allowance	271,605	498,010
- Allowance for doubtful accounts	214,932	382,459
- Unrealized fair value losses for certain investments	356,259	588,690
Less: valuation allowance	(3,674,442)	(4,288,864)

Net deferred tax assets	80,556	532,746

Deferred tax liabilities
- Intangible assets arisen from business combination	748,691	1,560,099
- Accelerated tax depreciation and others	590,297	361,732

Total deferred tax liabilities	1,338,988	1,921,831

Schedule of movement of valuation allowance

	For the year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Balance at beginning of the year	1,480,570	2,996,294	3,674,442
Additions	2,755,222	7,635,196	4,393,499
Reversals	(1,239,498)	(6,957,048)	(3,779,077)

Balance at end of the year	2,996,294	3,674,442	4,288,864